Financial Assets - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022 [1]
Financial Assets
Current derivatives	€ 6,064	€ 23,644
Total Non-current financial assets measured at fair value	6,064	23,644	[1]	€ 12,629
Deposits and guarantees	3,000	325
Other current financial assets	21,179	14,926
Current loans	213,331	101,337
Total other current financial assets measured at amortized cost	€ 237,510	€ 116,588	[1]	€ 31,034

[1]	Restated figures (Note 2.d)